UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4626

 THE CASCADES TRUST
(Exact name of Registrant as specified in charter)

120 West 45th Street, Suite 3600
New York, New York 10036
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
120 West 45th Street, Suite 3600
New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 3/31/14

Date of reporting period: 9/30/14

FORM N-CSRS

ITEM 1.	REPORTS TO STOCKHOLDERS

Semi-Annual Report September 30, 2014

Aquila Tax-Free Trust of Oregon “Sooner Rather Than Later - The Miracle of Compound Interest” Serving Oregon investors since 1986

November, 2014

Dear Fellow Shareholder:

     Type the words “compound interest” into any internet search engine and you’re bound to find literally hundreds of examples of the concept. Most examples would likely be fairly standard and show the effect that compound interest has on the growth of savings when the interest rate is applied to both the initial sum invested as well as to reinvested income.

     However, we’d like to share with you another example. The following table vividly demonstrates the power of both compounding and beginning to invest sooner rather than later.

• Example 1 assumes a hypothetical investment from age 19 through age 26.

• Example 2 assumes a hypothetical investment from age 27 through age 39.

     Both examples assume a $2,000 yearly investment, with no withdrawals and with no allowance for income taxes. In each case, income compounds at a hypothetical annual interest rate of 5%. These assumptions are for the sake of the illustration and do not represent past or future performance of any investment. The advantage of beginning a saving plan sooner, rather than later, applies whether you earn 3%, 5% or some other amount.

     As you can see, a person who begins to invest $2,000 per year at age 19 and continues to invest over a period of eight years (through age 26) will have more money at age 39 (through the “miracle of compound interest”) than will someone who begins to invest at a later age (27) and continues to invest through age 39.

     We encourage you to share these examples with your family and friends. Beginning a saving plan early can pay off over time, particularly with the assistance of the miracle of compound interest.

     You can take advantage of the powers of compounding when you set up an automatic investment plan in Aquila Tax-Free Trust of Oregon and reinvest your dividends. To do so, please contact your investment professional or the Trust’s Shareholder Servicing Agent at 1-800-437-1000.

     Before investing in the Trust, carefully read about and consider the investment objectives, risks, charges, expenses, and other information found in the Trust prospectus. The prospectus is available from your financial advisor, and when you call 800-437-1020 or visit www.aquilafunds.com.

NOT A PART OF THE SEMI-ANNUAL REPORT

	EXAMPLE 1		EXAMPLE 2
	5% Annual Interest Rate		5% Annual Interest Rate
	Annual		Annual
Age	Investment	Year-End Value	Investment	Year-End Value
19	$2,000	$2,100	0	0
20	2,000	4,305	0	0
21	2,000	6,620	0	0
22	2,000	9,051	0	0
23	2,000	11,604	0	0
24	2,000	14,284	0	0
25	2,000	17,098	0	0
26	2,000	20,053	0	0
27	0	21,056	$2,000	$2,100
28	0	22,109	2,000	4,305
29	0	23,214	2,000	6,620
30	0	24,375	2,000	9,051
31	0	25,593	2,000	11,604
32	0	26,873	2,000	14,284
33	0	28,217	2,000	17,098
34	0	29,628	2,000	20,053
35	0	31,109	2,000	23,156
36	0	32,664	2,000	26,414
37	0	34,298	2,000	29,834
38	0	36,013	2,000	33,426
39	0	37,813	2,000	37,197
     This chart is for illustration purposes only;
it does not represent past or future performance of any investment.

Sincerely,
Diana P. Herrmann, Vice Chair and President

Any information in this Semi-Annual Report regarding market or economic trends or the factors influencing the Trust’s historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.

NOT A PART OF THE SEMI- ANNUAL REP ORT

Mutual fund investing involves risk and loss of principal is possible.

The market prices of the Trust’s securities may rise or decline in value due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment may go down.

The value of your investment may go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term securities. Conversely, when interest rates fall, the value of your investment may rise. Interest rates in the U.S. recently have been historically low and are expected to rise at some point in time.

Investments in the Trust are subject to possible loss due to the financial failure of the issuers of underlying securities and their inability to meet their debt obligations.

The value of municipal securities can be adversely a ected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory developments, legislative actions, and by uncertainties and public perceptions concerning these and other factors. The Trust may be a ected significantly by adverse economic, political or other events a ecting state and other municipal issuers in which it invests, and may be more volatile than a more geographically diverse fund.

If interest rates fall, an issuer may exercise its right to prepay its securities, and the Trust could be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security.

A portion of income may be subject to local, state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

These risks may result in share price volatility.

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (49.5%)	and Fitch	Value

	City & County (4.2%)
	Bend, Oregon
$2,435,000	4.000%, 06/01/24	Aa2/NR/NR	$2,727,809
	Canby, Oregon
1,405,000	4.000%, 12/01/24 AGMC Insured	A2/NR/NR	1,522,500
1,060,000	5.000%, 06/01/27	A2/NR/NR	1,178,307
	Clackamas County, Oregon
	Refunding
1,135,000	4.000%, 06/01/24	Aa2/NR/NR	1,246,355
	Clackamas County, Oregon Tax
	Allocation
705,000	6.500%, 05/01/20	NR/NR/NR*	706,544
	Hillsboro, Oregon
380,000	3.500%, 06/01/15 Series B	Aa3/NR/NR	388,356
390,000	3.500%, 06/01/16 Series B	Aa3/NR/NR	410,128
345,000	3.500%, 06/01/17 Series B	Aa3/NR/NR	363,299
	Lebanon, Oregon Refunding
1,050,000	5.000%, 06/01/24	A2/NR/NR	1,219,522
	Portland, Oregon Public Safety
2,130,000	4.125%, 06/01/26 Series A	Aaa/NR/NR	2,285,213
	Portland, Oregon Limited Tax,
	Improvement
785,000	4.000%, 06/01/22 Series A	Aa1/NR/NR	809,092
1,965,000	4.000%, 06/01/24 Series A	Aa1/NR/NR	2,221,943
	Redmond, Oregon Refunding
735,000	5.000%, 06/01/23 Series A	A1/NR/NR	841,957
	City of Salem, Oregon
1,585,000	4.000%, 06/01/17	NR/AA/NR	1,711,277
1,750,000	5.000%, 06/01/29	NR/AA/NR	1,983,327
	Washington County, Oregon
2,465,000	5.000%, 06/01/23	Aa1/NR/NR	2,642,998
	Total City & County		22,258,627

	Community College (5.7%)
	Central Oregon Community College
	District
1,850,000	4.750%, 06/15/22	NR/AA+/NR	2,105,614
2,195,000	4.750%, 06/15/23	NR/AA+/NR	2,484,433
2,175,000	4.750%, 06/15/26	NR/AA+/NR	2,444,461

1 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Community College (continued)
	Chemeketa, Oregon Community
	College District
$1,010,000	5.500%, 06/15/24 (pre-refunded)	NR/AA+/NR	$1,181,902
2,000,000	5.000%, 06/15/25	NR/AA+/NR	2,439,800
1,235,000	5.000%, 06/15/25 (pre-refunded)	NR/AA+/NR	1,422,745
1,540,000	5.000%, 06/15/26 (pre-refunded)	NR/AA+/NR	1,774,111
	Clackamas, Oregon Community
	College District
1,535,000	5.000%, 05/01/25 NPFG Insured	Aa3/AA/NR	1,630,370
	Columbia Gorge, Oregon
	Community College District,
	Refunding
1,000,000	4.000%, 06/15/24	Aa1/NR/NR	1,102,230
	Lane, Oregon Community College
1,840,000	5.000%, 06/15/24	NR/AA+/NR	2,170,188
	Oregon Coast Community College
	District State
1,770,000	5.000%, 06/15/25	Aa1/NR/NR	2,071,378
	Portland, Oregon Community
	College District
7,915,000	5.000%, 06/15/28	Aa1/AA/NR	9,055,156
	Total Community College		29,882,388

	Higher Education (2.7%)
	Oregon State Higher Education
1,000,000	5.000%, 08/01/25 Series C	Aa1/AA+/AA+	1,233,290
1,795,000	5.000%, 08/01/27 Series C	Aa1/AA+/AA+	2,185,574
	Oregon State, Oregon University
	System
1,090,000	5.000%, 08/01/25 Series N	Aa1/AA+/AA+	1,324,851
1,170,000	4.000%, 08/01/25 Series B	Aa1/AA+/AA+	1,303,719
	Oregon State, Oregon University
	System Projects
2,365,000	4.000%, 08/01/26 Series H	Aa1/AA+/AA+	2,570,850
	State of Oregon Board of Higher
	Education
820,000	zero coupon, 08/01/16	Aa1/AA+/AA+	812,546
1,125,000	5.000%, 08/01/21 Series A
	(pre-refunded)	NR/NR/NR*	1,169,347

2 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	State of Oregon Board of Higher
	Education (continued)
$875,000	5.000%, 08/01/21 Series A
	(pre-refunded)	Aa1/AA+/NR $	909,869
500,000	5.750%, 08/01/29 Series A
	(pre-refunded)	Aa1/AA+/NR	591,655
1,000,000	5.000%, 08/01/34	Aa1/AA+/AA+	1,101,830
1,000,000	5.000%, 08/01/38	Aa1/AA+/AA+	1,101,450
	Total Higher Education		14,304,981

	Housing (0.2%)
	State of Oregon Veterans’ Welfare
550,000	4.800%, 12/01/22	Aa1/AA+/AA+	580,465
400,000	4.900%, 12/01/26	Aa1/AA+/AA+	420,228
	Total Housing		1,000,693

	School District (25.3%)
	Clackamas County, Oregon School
	District #12 (North Clackamas)
8,000,000	5.000%, 06/15/27 AGMC Insured
	Series B	Aa1/AA+/NR	8,800,640
9,250,000	5.000%, 06/15/29 AGMC Insured	Aa1/AA+/NR	10,139,480
	Clackamas County, Oregon School
	District #46 (Oregon Trail)
1,000,000	5.000%, 06/15/22	NR/AA+/NR	1,139,210
1,865,000	5.000%, 06/15/28 Series A	NR/AA+/NR	2,076,603
1,800,000	5.000%, 06/15/29 Series A	NR/AA+/NR	1,997,478
2,000,000	4.500%, 06/15/30 AGMC Insured	Aa1/AA+/NR	2,118,260
2,000,000	5.000%, 06/15/32 Series A	NR/AA+/NR	2,190,580
3,780,000	4.750%, 06/15/32 Series A	NR/AA+/NR	4,064,369
	Clackamas County, Oregon School
	District #86 (Canby)
1,800,000	5.000%, 06/15/24	Aa1/AA+/NR	2,129,958
1,110,000	5.000%, 06/15/25 Series A	Aa1/AA+/NR	1,307,491
	Clackamas & Washington Counties,
	Oregon School District No. 3JT
	(West Linn-Wilsonville)
1,110,000	5.000%, 06/15/26	Aa1/AA+/NR	1,273,681
2,850,000	5.000%, 06/15/27	Aa1/AA+/NR	3,263,335

3 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Clackamas & Washington Counties,
	Oregon School District No. 3JT
	(West Linn-Wilsonville) (continued)
$2,000,000	4.500%, 06/15/29	Aa1/AA+/NR	$2,157,840
1,965,000	5.000%, 06/15/30	Aa1/AA+/NR	2,230,963
3,000,000	5.000%, 06/15/33	Aa1/AA+/NR	3,344,610
500,000	5.000%, 06/15/34	Aa1/AA+/NR	553,685
	Columbia County, Oregon School
	District #502
2,070,000	zero coupon, 06/01/15 NPFG/ FGIC
	Insured	Aa3/AA-/NR	2,059,112
	Columbia & Washington Counties,
	Oregon School District #47J
	(Vernonia)
3,430,000	5.00%, 06/15/27	NR/AA+/NR	4,060,777
	Deschutes County, Oregon School
	District #6 (Sisters)
1,735,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	1,988,379
1,030,000	5.250%, 06/15/21 AGMC Insured	A2/AA+/NR	1,207,170
	Deschutes and Jefferson Counties,
	Oregon School District #02J
	(Redmond)
80,000	5.000%, 06/15/21 NPFG/ FGIC
	Insured	Aa1/NR/NR	80,296
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	826,468
5,000,000	6.000%, 06/15/31 (pre-refunded)	Aa1/NR/NR	5,931,850
	Hood River County, Oregon School
	District Refunding
385,000	3.000%, 06/15/15	NR/AA+/NR	392,234
250,000	4.000%, 06/15/16	NR/AA+/NR	263,000
	Jackson County, Oregon School
	District #9 (Eagle Point)
2,080,000	5.500%, 06/15/15 NPFG Insured	Aa1/NR/NR	2,155,421
1,445,000	5.500%, 06/15/16 NPFG Insured	Aa1/NR/NR	1,554,054
	Jackson County, Oregon School
	District #549C (Medford)
1,000,000	4.625%, 06/15/27	Aa1/AA+/NR	1,091,650
2,000,000	4.750%, 12/15/29 AGMC Insured	Aa1/AA+/NR	2,187,200
1,000,000	5.000%, 06/15/33	Aa1/AA+/NR	1,098,190

4 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Jefferson County, Oregon School
	District #509J
$1,400,000	5.000%, 06/15/25	Aa1/NR/NR	$1,654,086
	Klamath County, Oregon School
	District
1,250,000	5.000%, 06/15/24	NR/AA+/NR	1,478,988
	Lane County, Oregon School
	District #4J (Eugene) Refunding
1,000,000	5.000%, 07/01/15	Aa1/NR/NR	1,035,760
1,130,000	4.000%, 06/15/23	Aa1/NR/NR	1,239,779
2,850,000	4.000%, 06/15/24	Aa1/NR/NR	3,202,887
4,575,000	5.000%, 06/15/26	Aa1/NR/NR	5,585,434
	Lane County, Oregon School
	District #19 (Springfield)
3,425,000	zero coupon, 06/15/29 AGMC
	Insured	Aa1/NR/NR	1,782,336
	Lincoln County, Oregon School
	District
2,370,000	4.000%, 06/15/24 Series A	Aa1/NR/NR	2,583,395
	Marion & Clackamas Counties,
	Oregon School District #4J
	(Silver Falls)
1,260,000	5.000%, 06/15/24	Aa1/NR/NR	1,519,094
	Morrow County, Oregon School
	District #1
1,710,000	5.250%, 06/15/19 AGMC Insured	A2/AA+/NR	2,027,256
	Multnomah County, Oregon School
	District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,379,931
	Multnomah County, Oregon School
	District #40 (David Douglas)
1,500,000	5.000%, 06/15/23 Series A	NR/AA+/NR	1,764,570
	Multnomah and Clackamas Counties,
	Oregon School District #10
	(Gresham-Barlow)
4,275,000	5.250%, 06/15/19 AGMC Insured	Aa1/AA+/NR	4,961,821
	Multnomah and Clackamas Counties,
	Oregon School District #28JT
	(Centennial)
2,680,000	5.250%, 12/15/18 AGMC Insured	Aa1/NR/NR	3,093,444

5 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	School District (continued)
	Polk, Marion & Benton Counties,
	Oregon School District #13J
	(Central)
$1,520,000	5.000%, 06/15/21 AGMC Insured
	(pre-refunded)	A2/AA+/NR	$1,698,843
	Wasco County, Oregon School
	District #12 (The Dalles)
1,400,000	5.500%, 06/15/17 AGMC Insured	A2/AA/NR	1,555,092
1,790,000	5.500%, 06/15/20 AGMC Insured	A2/AA/NR	2,099,527
	Washington County, Oregon School
	District #48J (Beaverton)
2,275,000	4.000%, 06/15/23 Series B	Aa1/AA+/NR	2,553,255
5,290,000	4.000%, 06/15/24 Series B	Aa1/AA+/NR	5,913,215
2,750,000	4.000%, 06/15/25	Aa1/AA+/NR	3,057,587
2,000,000	5.000%, 06/15/25 Series 2014B	Aa1/AA+/NR	2,465,060
1,280,000	5.000%, 06/01/31 AGC Insured	Aa3/AA/NR	1,397,517
1,000,000	5.125%, 06/01/36 AGC Insured	Aa3/AA/NR	1,094,030
	Washington Multnomah & Yamhill
	Counties, Oregon School
	District #1J (Hillsboro)
1,535,000	4.000%, 06/15/25	Aa1/NR/NR	1,712,400
	Yamhill County, Oregon School
	District #40 (McMinnville)
1,205,000	5.000%, 06/15/19 AGMC Insured
	(pre-refunded)	Aa1/NR/NR	1,346,780
1,375,000	5.000%, 06/15/22 AGMC Insured
	(pre-refunded)	Aa1/NR/NR	1,536,783
	Total School Districts		133,422,854

	Special District (2.1%)
	Bend, Oregon Metropolitan Park &
	Recreational District
1,430,000	4.000%, 06/01/27	Aa3/NR/NR	1,529,299
	Metro, Oregon
1,100,000	5.000%, 06/01/18	Aaa/AAA/NR	1,220,780
4,000,000	4.000%, 06/01/26 Series A	Aaa/AAA/NR	4,398,280
	Tualatin Hills, Oregon Park &
	Recreational District
1,000,000	4.250%, 06/01/24	Aa1/AA/NR	1,097,300

6 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	Special District (continued)
	Tualatin Valley, Oregon Fire &
	Rescue Rural Fire Protection District
$1,235,000	4.000%, 06/01/26	Aaa/NR/NR $	1,347,200
1,170,000	4.000%, 06/01/27	Aaa/NR/NR	1,274,797
	Total Special District		10,867,656

	State of Oregon (8.5%)
	Oregon State
750,000	5.000%, 05/01/25 Series A	Aa1/AA+/AA+	922,447
	Oregon State Alternative Energy
	Project
1,255,000	4.750%, 04/01/29 Series B	Aa1/AA+/AA+	1,361,537
500,000	6.000%, 10/01/29 Series B	Aa1/AA+/AA+	576,830
	Oregon State Department of
	Administrative Services
3,270,000	5.000%, 11/01/27 Series C	Aa2/AA/AA	3,694,152
2,155,000	5.000%, 11/01/28 Series C	Aa2/AA/AA	2,418,018
5,000,000	5.125%, 05/01/33	Aa2/AA/AA	5,362,650
	Oregon State Department of
	Administrative Services
2,000,000	5.000%, 11/01/20 NPFG/ FGIC
	Insured (pre-refunded)	Aa2/AA/AA	2,103,740
2,660,000	5.000%, 11/01/23 NPFG/ FGIC
	Insured (pre-refunded)	Aa2/AA/AA	2,914,083
2,945,000	5.000%, 11/01/24 NPFG/ FGIC
	Insured (pre-refunded)	Aa2/AA/AA	3,226,306
1,475,000	5.000%, 11/01/26 NPFG/ FGIC
	Insured (pre-refunded)	Aa2/AA/AA	1,615,892
3,880,000	5.000%, 11/01/27 NPFG/ FGIC
	Insured (pre-refunded)	Aa2/AA/AA	4,250,618
	Oregon State Department of
	Administrative Services, Oregon
	Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA+/AA+	7,363,508
	Oregon State Refunding
3,000,000	5.000%, 05/01/23 Series L	Aa1/AA+/AA+	3,576,540
1,125,000	5.000%, 05/01/24 Series L	Aa1/AA+/AA+	1,330,515
	Oregon State Refunding Various
	Projects
2,125,000	4.000%, 05/01/25 Series O	Aa1/AA+/AA+	2,321,244

7 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	General Obligation Bonds (continued)	and Fitch	Value

	State of Oregon (continued)
	Oregon State Various Projects
$1,470,000	4.000%, 11/01/26 Series M	Aa1/AA+/AA+	$1,600,257
	Total State of Oregon		44,638,337

	Water & Sewer (0.8%)
	Gearheart, Oregon
1,060,000	4.500%, 03/01/26 AGMC Insured	A2/NR/NR	1,170,950
	Pacific City, Oregon Joint
	Water - Sanitary Authority
1,830,000	4.800%, 07/01/27	NR/NR/NR*	1,878,129
	Rockwood, Oregon Water Peoples
	Utility District Water Revenue
	Refunding
1,270,000	4.250%, 08/15/26	A1/NR/NR	1,421,308
	Total Water & Sewer		4,470,387
	Total General Obligation Bonds		260,845,923

	Revenue Bonds (47.7%)

	City & County (5.1%)
	Local Oregon Capital Assets Program
	COP Cottage Grove
2,375,000	5.000%, 09/15/25 Series 2013A	Baa2/NR/NR	2,599,176
	Newport, Oregon Urban Renewal
	Obligations, Refunding
565,000	4.500%, 06/15/22 Series B	NR/AA-/NR	652,247
	Portland, Oregon
2,975,000	zero coupon, 06/01/15	Aa1/NR/NR	2,970,686
	Portland, Oregon Revenue Refunding
	Limited Tax, Oregon Convention
	Center
2,825,000	5.000%, 06/01/24	Aa1/NR/NR	3,349,066
4,265,000	5.000%, 06/01/27	Aa1/NR/NR	5,012,612
	Portland, Oregon Revenue Refunding
	Limited Tax
1,000,000	4.000%, 04/01/22 Series A	Aa1/NR/NR	1,076,180
	Portland, Oregon River District Urban
	Renewal and Redevelopment
1,600,000	5.000%, 06/15/22 Series B	A1/NR/NR	1,889,584
1,830,000	5.000%, 06/15/23 Series B	A1/NR/NR	2,131,858

8 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	City & County (continued)
	Portland, Oregon Urban Renewal and
	Redevelopment, Refunding, North
	Macadam
$1,000,000	4.000%, 06/15/25 Series B	A1/NR/NR	$1,028,200
	Portland, Oregon Urban Renewal Tax
	Allocation (Interstate Corridor)
1,890,000	5.250%, 06/15/20 NPFG/ FGIC
	Insured	A1/NR/NR	1,946,813
1,810,000	5.250%, 06/15/21 NPFG/ FGIC
	Insured	A1/NR/NR	1,863,504
2,030,000	5.000%, 06/15/23 NPFG/ FGIC
	Insured	A1/NR/NR	2,084,445
	Total City & County		26,604,371

	Electric (2.0%)
	Eugene, Oregon Electric Utility
5,635,000	5.000%, 08/01/30	Aa3/AA-/A+	6,294,520
	Eugene, Oregon Electric Utility
	Refunding System
2,000,000	5.000%, 08/01/27 Series A	Aa3/AA-/A+	2,294,400
	Northern Wasco County, Oregon
	Peoples Utility District, McNary
	Dam Fishway Hydroelectric Project,
	Refunding
1,585,000	5.000%, 12/01/21 Series A	NR/AA-/NR	1,848,934
	Total Electric		10,437,854

	Higher Education (6.6%)
	Forest Grove, Oregon (Pacific
	University)
4,000,000	5.000%, 05/01/22 Radian Insured	NR/BBB/NR	4,089,560
	Forest Grove, Oregon Student
	Housing (Oak Tree Foundation)
5,750,000	5.500%, 03/01/37	NR/NR/NR*	5,790,940
	Oregon State Facilities Authority
	(Lewis & Clark College Project)
1,000,000	5.250%, 10/01/24 Series A	A3/A-/NR	1,138,980
3,000,000	5.000%, 10/01/27 Series A	A3/A-/NR	3,310,320

9 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Higher Education (continued)
	Oregon State Facilities Authority
	(Linfield College Project)
$2,830,000	5.000%, 10/01/20 Series A 2005	Baa1/NR/NR	$2,932,842
2,115,000	5.000%, 10/01/25 Series A 2005	Baa1/NR/NR	2,199,769
1,220,000	5.000%, 10/01/31 Series A 2010	Baa1/NR/NR	1,309,987
	Oregon State Facilities Authority
	Revenue Refunding (Reed College
	Project)
1,500,000	5.000%, 07/01/29 Series A	Aa2/AA-/NR	1,695,165
	Oregon State Facilities Authority
	(University of Portland)
3,000,000	5.000%, 04/01/32	NR/BBB+/NR	3,168,030
	Oregon State Facilities Authority
	(Willamette University)
1,000,000	4.000%, 10/01/24	NR/A/NR	1,082,970
2,500,000	5.000%, 10/01/32	NR/A/NR	2,632,625
	Portland, Oregon Economic
	Development (Broadway Project)
5,000,000	6.500%, 04/01/35	A1/A/NR	5,610,000
	Total Higher Education		34,961,188

	Hospital (10.9%)
	Deschutes County, Oregon Hospital
	Facilities Authority (Cascade Health)
3,500,000	8.000%, 01/01/28	A2/NR/NR	4,245,255
3,250,000	5.375%, 01/01/35 AMBAC Insured .	A2/NR/NR	3,468,107
	Medford, Oregon Hospital Facilities
	Authority Revenue Refunding,
	Asante Health Systems
9,000,000	5.500%, 08/15/28 AGMC Insured	NR/AA/NR	10,078,470
	Multnomah County, Oregon Hospital
	Facilities Authority (Adventist
	Health/West)
500,000	5.000%, 09/01/21	NR/A/A	553,280
	Multnomah County, Oregon Hospital
	Facilities Authority (Providence
	Health System)
1,390,000	5.250%, 10/01/22 (pre-refunded)	Aa3/NR/NR	1,390,000

10 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Hospital (continued)
	Oregon Health Sciences University
$11,550,000	zero coupon, 07/01/21 NPFG
	Insured	A1/AA-/A+	$9,346,722
2,000,000	5.000%, 07/01/23 Series A	A1/A+/A+	2,365,440
4,500,000	5.750%, 07/01/39 Series A	A1/A+/A+	5,222,430
	Oregon State Facilities Authority
	Revenue Refunding, Legacy Health
	Systems
2,000,000	4.250%, 03/15/17	A1/A+/NR	2,172,160
3,000,000	4.500%, 03/15/18	A1/A+/NR	3,357,360
1,000,000	4.750%, 03/15/24	A1/A+/NR	1,073,830
1,000,000	5.000%, 03/15/30	A1/A+/NR	1,075,360
	Oregon State Facilities Authority
	Revenue Refunding, Samaritan
	Health Services
1,500,000	4.375%, 10/01/20	NR/BBB+/NR	1,666,260
2,000,000	4.500%, 10/01/21	NR/BBB+/NR	2,222,560
1,520,000	5.000%, 10/01/23	NR/BBB+/NR	1,705,136
1,795,000	4.875%, 10/01/25	NR/BBB+/NR	1,967,051
2,000,000	5.000%, 10/01/30	NR/BBB+/NR	2,148,640
	Salem, Oregon Hospital Facility
	Authority (Salem Hospital)
2,000,000	5.750%, 08/15/23	NR/A/A	2,207,000
1,075,000	5.000%, 08/15/27 Series A	NR/A/A	1,111,131
	Total Hospital		57,376,192

	Housing (1.0%)
	Clackamas County, Oregon Housing
	Authority Multifamily Housing
	Revenue (Easton Ridge Apartments
	Project)
1,310,000	4.000%, 09/01/27 Series A	Aa3/NR/NR	1,347,702
	Portland, Oregon Urban Renewal and
	Redevelopment, Interstate Corridor
1,390,000	5.000%, 06/15/27 Series B	A2/NR/NR	1,507,441
	State of Oregon Housing and
	Community Services
1,300,000	4.650%, 07/01/25	Aa2/NR/NR	1,314,079
860,000	5.350%, 07/01/30	Aa2/NR/NR	897,341
	Total Housing		5,066,563

11 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Lottery (3.4%)
	Oregon State Department of
	Administration Services
	(Lottery Revenue)
$1,000,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	$1,231,030
1,500,000	5.000%, 04/01/25 Series B	Aa2/AAA/NR	1,778,475
7,300,000	5.250%, 04/01/26	Aa2/AAA/NR	8,713,645
3,000,000	5.000%, 04/01/27 AGMC Insured
	(pre-refunded)	Aa2/AAA/A+	3,335,040
2,500,000	5.000%, 04/01/29	Aa2/AAA/NR	2,838,125
	Total Lottery		17,896,315

	Transportation (6.4%)
	Jackson County, Oregon Airport
	Revenue
750,000	5.250%, 12/01/32 Syncora
	Guarantee, Inc. Insured	Baa1/NR/NR	806,843
	Oregon State Department
	Transportation Highway Usertax
1,200,000	5.000%, 11/15/22 Series A
	(pre-refunded)	Aa1/AAA/NR	1,206,780
1,260,000	5.000%, 11/15/23 Series A
	(pre-refunded)	Aa1/AAA/NR	1,267,119
1,000,000	5.000%, 11/15/29 Series A
	(pre-refunded)	Aa1/AAA/NR	1,005,650
	Oregon State Department
	Transportation Highway Usertax,
	Senior Lien
1,865,000	5.000%, 11/15/23 Series A
	(pre-refunded)	Aa1/AAA/NR	2,192,438
3,605,000	5.000%, 11/15/24 Series A	Aa1/AAA/AA+	4,357,436
2,425,000	5.000%, 11/15/25 Series A	Aa1/AAA/AA+	2,925,132
2,000,000	4.625%, 11/15/25 Series A	Aa1/AAA/AA+	2,264,360
1,040,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,281,582
1,000,000	5.000%, 11/15/26 Series A	Aa1/AAA/AA+	1,210,820
3,540,000	4.625%, 11/15/26 Series A
	(pre-refunded)	Aa1/AAA/NR	3,856,476
2,155,000	5.000%, 11/15/28 Series A
	(pre-refunded)	Aa1/AAA/NR	2,364,681

12 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value

	Transportation (continued)
	Tri-County Metropolitan
	Transportation District, Oregon
	Capital Grant Receipt
$1,685,000	5.000%, 10/01/24 Series A	A3/A/NR	$1,916,704
3,480,000	5.000%, 10/01/26 Series A	A3/A/NR	3,927,911
3,000,000	5.000%, 10/01/27 Series A	A3/A/NR	3,380,070
	Total Transportation		33,964,002

	Water and Sewer (12.3%)
	Ashland, Oregon Refunding
1,025,000	4.000%, 05/01/17 AGC Insured	NR/AA/NR	1,105,503
	Grants Pass, Oregon
1,000,000	4.000%, 12/01/23	NR/AA-/NR	1,104,650
	Klamath Falls, Oregon Water
890,000	5.500%, 07/01/16 AGMC Insured	A2/AA/NR	911,075
	Lane County, Oregon Metropolitan
	Wastewater
2,500,000	5.250%, 11/01/28	Aa2/AA/NR	2,863,050
	Madras, Oregon
725,000	4.500%, 02/15/27	Baa1/NR/NR	774,452
	Portland, Oregon Sewer System,
	Second Lien
3,005,000	5.000%, 03/01/28 Series A	Aa3/AA-/NR	3,389,430
2,000,000	5.000%, 10/01/25 Series B	Aa3/AA-/NR	2,437,780
	Portland Oregon Sewer System
	Revenue Refunding Second Lien
5,000,000	5.000%, 06/15/33 Series B	Aa3/AA-/NR	5,431,550
	Portland, Oregon Sewer System
4,595,000	5.000%, 06/01/17 AGMC Insured	Aa2/AA/NR	4,724,119
4,410,000	5.000%, 06/15/25 NPFG Insured	Aa3/AA-/NR	4,700,354
4,630,000	5.000%, 06/15/26 NPFG Insured	Aa3/AA-/NR	4,931,598
1,610,000	5.000%, 06/15/27 NPFG Insured	Aa3/AA-/NR	1,712,895
	Portland, Oregon Water System
	Revenue Refunding (Sr. Lien)
1,275,000	4.000%, 05/01/25 Series A	Aaa/NR/NR	1,377,421
	Portland, Oregon Water System
	Revenue Refunding (Jr. Lien)
2,000,000	5.000%, 10/01/23	Aa1/NR/NR	2,450,820

13 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

		Rating
Principal		Moody’s, S&P
Amount	Revenue Bonds (continued)	and Fitch	Value
	Water and Sewer (continued)
	Prineville, Oregon Refunding
$1,255,000	4.400%, 06/01/29 AGMC Insured	NR/AA/NR	$1,368,239
	Salem, Oregon Water & Sewer
1,000,000	5.375%, 06/01/15 AGMC Insured
	ETM	Aa3/AA/NR	1,034,310
	Seaside, Oregon Wastewater
	System
1,000,000	4.250%, 07/01/26	A3/NR/NR	1,062,580
	Sunrise Water Authority, Oregon
1,000,000	5.000%, 09/01/25 Syncora
	Guarantee, Inc. (pre-refunded)	NR/NR/NR*	1,043,390
	Tigard, Oregon Water System
	Revenue Refunding
2,025,000	4.000%, 08/01/21	A1/AA-/NR	2,287,744
2,565,000	5.000%, 08/01/24	A1/AA-/NR	3,024,238
	Washington County, Oregon Clean
	Water Services
2,235,000	5.250%, 10/01/15 NPFG Insured	Aa2/AA/NR	2,348,002
4,000,000	5.000%, 10/01/28	Aa2/AA/NR	4,555,440
	Washington County, Oregon Clean
	Water Services Sewer Revenue
	Senior Lien
1,010,000	4.000%, 10/01/22 Series B	Aa2/AA/NR	1,129,342
1,500,000	4.000%, 10/01/23 Series B	Aa2/AA/NR	1,661,835
2,850,000	4.000%, 10/01/26 Series B	Aa2/AA/NR	3,103,678
2,745,000	4.000%, 10/01/28 Series B	Aa2/AA/NR	2,938,495
	Woodburn, Oregon Wastewater
	Revenue Refunding
1,090,000	5.000%, 03/01/21 Series A	A2/NR/NR	1,226,403
	Total Water and Sewer		64,698,393
	Total Revenue Bonds		251,004,878
	Total Investments (cost $479,389,078 -
	note 4)	97.2%	511,850,801
	Other assets less liabilities	2.8	14,945,872
	Net Assets	100.0%	$526,796,673

14 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

Portfolio Distribution by Quality Rating	Portfolio†
Aaa of Moody’s or AAA of S&P	7.5%
Pre-refunded bonds †† / Escrowed to Maturity
bonds	9.8
Aa of Moody’s, AA of S&P or Fitch	61.6
A of Moody’s, S&P or Fitch	14.1
Baa of Moody’s or BBB of S&P	5.4
Not Rated*	1.6
100.0%

PORTFOLIO ABBREVIATIONS:

AGC - Assured Guaranty Insurance
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corporation
COP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
NPFG - National Public Finance Guarantee NR - Not Rated

*
Any security not rated (“NR”) by any of the Nationally Recognized Statistical Rating Organizations (“NRSRO”) has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.

†	Where applicable, calculated using the highest rating of the three NRSROs.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

15 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2014 (unaudited) 2012

ASSETS
Investments at value (cost $479,389,078)	$ 511,850,801
Cash	8,740,096
Interest receivable	6,925,477
Receivable for Trust shares sold	266,948
Other assets	37,821
Total assets	527,821,143
LIABILITIES
Dividends payable	424,394
Payable for Trust shares redeemed	300,010
Management fees payable	170,399
Distribution and service fees payable	9,846
Accrued expenses payable	119,821
Total liabilities	1,024,470
NET ASSETS	$ 526,796,673

Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par
value $0.01 per share	$ 470,406
Additional paid-in capital	495,070,960
Net unrealized appreciation on investments (note 4)	32,461,723
Undistributed net investment income	281,258
Accumulated net realized loss on investments	(1,487,674)
$ 526,796,673

CLASS A
Net Assets	$ 391,947,367
Capital shares outstanding	34,991,835
Net asset value and redemption price per share	$ 11.20
Maximum offering price per share (100/96 of $11.20)	$ 11.67

CLASS C
Net Assets	$ 31,187,670
Capital shares outstanding	2,786,882
Net asset value and offering price per share	$ 11.19
Redemption price per share (* a charge of 1% is imposed on the redemption proceeds, or on the original price, whichever is
lower, if redeemed during the first 12 months after purchase)	$ 11.19*

CLASS Y
Net Assets	$ 103,661,636
Capital shares outstanding	9,261,860
Net asset value, offering and redemption price per share	$ 11.19

See accompanying notes to financial statements.

16 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
STATEMENT OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2014 (unaudited)

Investment Income:

Interest income		$9,678,513

Expenses:

Management fees (note 3)	$1,030,740
Distribution and service fees (note 3)	446,460
Transfer and shareholder servicing agent fees	135,937
Trustees’ fees and expenses (note 7)	133,439
Legal fees	109,750
Shareholders’ reports and proxy statements	30,522
Custodian fees (note 6)	19,510
Insurance	13,824
Registration fees and dues	11,934
Auditing and tax fees	11,431
Chief compliance officer services (note 3)	2,771
Miscellaneous	23,725
Total expenses	1,970,043

Management fees waived (note 3)	(11,425)
Net expenses		1,958,618
Net investment income		7,719,895

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities
transactions	28,507
Change in unrealized appreciation on
investments	8,746,081

Net realized and unrealized gain (loss) on
investments		8,774,588
Net change in net assets resulting from
operations		$16,494,483

See accompanying notes to financial statements.

17 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	September 30,2014	Year Ended
	(unaudited)	March 31, 2014
OPERATIONS:
Net investment income	$7,719,895	$16,198,084
Net realized gain (loss) from
securities transactions	28,507	(1,517,458)
Change in unrealized appreciation
on investments	8,746,081	(16,585,351)
Change in net assets resulting
from operations	16,494,483	(1,904,725)

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(5,898,805)	(12,574,164)
Net realized gain on
investments	—	(63,120)

Class C Shares:
Net investment income	(331,167)	(759,452)
Net realized gain on
investments	—	(4,918)

Class Y Shares:
Net investment income	(1,476,634)	(2,838,065)
Net realized gain on
investments	—	(13,788)
Change in net assets from
distributions	(7,706,606)	(16,253,507)

CAPITAL SHARE TRANSACTIONS (note 8):
Proceeds from shares sold	43,543,924	65,348,210
Reinvested dividends and
distributions	5,548,386	11,472,370
Cost of shares redeemed	(32,122,675)	(110,577,693)
Change in net assets from
capital share transactions	16,969,635	(33,757,113)

Change in net assets	25, 757, 512	(51,915,345)

NET ASSETS:
Beginning of period	501,039,161	552,954,506
End of period*	$526,796,673	$501,039,161
* Includes undistributed net investment income of:	$281,258	$267,969

See accompanying notes to financial statements.

18 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2014 (unaudited)

1. Organization

     Aquila Tax-Free Trust of Oregon (the “Trust”) (from inception until the close of business on October 11, 2013, the Trust operated under the name Tax-Free Trust of Oregon) is the sole portfolio of The Cascades Trust. The Cascades Trust (the “Business Trust”) is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. Class A Shares are sold at net asset value plus a sales charge of varying size (depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through authorized financial institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are generally valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b)
Fair value measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy: Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

19 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of September 30, 2014:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable
Inputs – Municipal Bonds*	511,850,801
Level 3 – Significant Unobservable Inputs	–
Total	$511,850,801
*See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Trust to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

20 | Aquila Tax-Free Trust of Oregon

     AQUILA TAX-FREE TRUST OF OREGON NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2014 (unaudited)

Management has reviewed the tax positions for each of the open tax years (2011-2013) or expected to be taken in the Trust’s 2014 tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On March 31, 2014, the Trust decreased undistributed net investment income by $1,311, decreased accumulated net realized loss on investments by $1,478 and decreased paid-in capital by $167 due primarily to differing book/tax treatment of distributions and bond amortization. These reclassifications had no effect on net assets or net asset value per share.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Trust’s founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-today portfolio management. The Manager’s services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust’s accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% of net assets of the Trust. Beginning on January 1, 2011, the Manager determined to contractually waive its fees to the extent necessary in order to pass savings through to the shareholders recognized under the Sub-Advisory Agreement (as described below) such that its fees are as follows: the annual rate shall be equivalent to 0.40% of net assets of the Trust up to $400 million; 0.38% of the Trust’s net assets above that amount to $1 billion and 0.36% of the Trust’s net assets above $1 billion. For the six months ended September 30, 2014, the Trust incurred management fees of $1,030,740, of which $11,425 was waived.

21 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

     Kirkpatrick Pettis Capital Management (the “Sub-Adviser”) serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust’s portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18% of net assets of the Trust up to $400 million; 0.16% of net assets above $400 million up to $1 billion; and 0.14% of net assets above $1 billlion.

     Under a Compliance Agreement with the Manager, the Manager is compensated by the Trust for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust’s shares or servicing of shareholder accounts. The Trust makes payment of this distribution fee at the annual rate of 0.15% of the Trust’s average net assets represented by Class A Shares. For the six months ended September 30, 2014, distribution fees on Class A Shares amounted to $293,586 of which the Distributor retained $12,030.

     Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2014, amounted to $114,656. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust’s average net assets represented by Class C Shares and for the six months ended September 30, 2014, amounted to $38,219. The total of these payments made with respect to Class C Shares amounted to $152,874 of which the Distributor retained $33,816.

     Specific details about the Plans are more fully defined in the Trust’s Prospectus and Statement of Additional Information.

22 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Trust’s shares are sold primarily through the facilities of these intermediaries having offices within Oregon, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended September 30, 2014, total commissions on sales of Class A Shares amounted to $461,822 of which the Distributor received $83,537.

4. Purchases and Sales of Securities

     During the six months ended September 30, 2014, purchases of securities and proceeds from the sales of securities aggregated $35,699,703 and $19,395,000, respectively.

     At September 30, 2014, the aggregate tax cost for all securities was $479,117,502. At September 30, 2014, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $33,281,586 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $548,287 for a net unrealized appreciation of $32,733,299.

5. Portfolio Orientation

     Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers’ ability to meet their obligations. For example, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. These amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuers to pay interest and principal on their obligations.

6. Expenses

     The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. Trustees’ Fees and Expenses

     At September 30, 2014 there were 7 Trustees, one of whom is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service fees (for carrying out their responsibilities) and attendance fees paid during the six months ended September 30, 2014 was $107,936. Attendance fees are paid to those in attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting, as well as additional meetings (such as Audit, Nominating, Shareholder and special meetings). Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meeting of Shareholders. For the six months ended September 30, 2014, such meeting-related expenses amounted to $25,503.

23 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS (continued)
SEPTEMBER 30, 2014 (unaudited)

7. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	September 30, 2014		Year Ended
	(unaudited)		March 31, 2014
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold	1,705,400	$19,017,261	3,085,939	$34,167,503
Reinvested dividends and
distributions	401,547	4,484,884	829,319	9,103,989
Cost of shares redeemed	(2,096,554)	(23,377,329)	(6,290,512)	(69,045,695)
Net change	10,393	124,816	(2,375,254)	(25,774,203)
Class C Shares:
Proceeds from shares sold	326,713	3,635,424	389,545	4,300,694
Reinvested dividends and
distributions	25,356	282,953	56,768	622,798
Cost of shares redeemed	(217,266)	(2,420,808)	(1,239,170)	(13,627,075)
Net change	134,803	1,497,569	(792,857)	(8,703,583)
Class Y Shares:
Proceeds from shares sold	1,872,396	20,891,239	2,441,170	26,880,013
Reinvested dividends and
distributions	69,931	780,549	158,894	1,745,583
Cost of shares redeemed	(568,142)	(6,324,538)	(2,546,137)	(27,904,923)
Net change	1,374,185	15,347,250	53,927	720,673
Total transactions in Fund
shares	1,519,381	$16,969,635	(3,114,184)	$(33,757,113)

24 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON NOTES TO FINANCIAL STATEMENTS (continued) SEPTEMBER 30, 2014 (unaudited)

9. Securities Traded on a When-Issued Basis

     The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. Beginning on the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Trust declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust’s net investment income, and/or net realized securities gains. Further, a portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. As a result of the passage of the Regulated Investment Company Act of 2010 (the “Act”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized before capital losses incurred prior to the enactment of the Act. At March 31, 2014, the Trust had capital loss carry forwards of $1,225,141 of which $1,165,296 is short-term and $59,845 is long-term with no expiration date.

     As of March 31, 2014, the Trust had October capital loss deferrals of $291,040 which will be recognized in the following year.

     The tax character of distributions was as follows:

	Year	Six Months	Year
	Ended	Ended	Ended
	March 31, 2014	March 31, 2013	Sept. 30, 2013
Net tax-exempt income	$16,171,681	$8,309,029	$16,425,024
Ordinary income	–	–	55,651
Capital gain	81,826	2,193,196	–
	$16,253,507	$10,502,225	$16,480,675

     As of March 31, 2014, the components of distributable earnings on a tax basis were as follows:

Unrealized appreciation	$23,983,611
Undistributed tax-exempt income	235,962
Accumulated net loss on investments	(1,225,141)
Other temporary differences	(527,002)
$22,467,430

     The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid and the tax treatment of discount amortization.

25 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended		Year	Six Months
	9/30/14		Ended	Ended		Year Ended September 30,
	(unaudited)		3/31/14	3/31/13†		2012	2011	2010	2009
Net asset value, beggining of period	$11.01		$11.37	$11.53		$11.12	$11.18	$11.05	$10.11
Income (loss) from investment operations:
Net investment income(1)	0.17		0.35	0.18		0.37	0.38	0.40	0.42
Net gain (loss) on securities (both
realized and unrealized)	0.19		(0.36)	(0.11)		0.41	(0.06)	0.13	0.94
Total from investment operations	0.36		(0.01)	0.07		0.78	0.32	0.53	1.36
Less distributions (note 10):
Dividends from net investment income	(0.17)		(0.35)	(0.18)		(0.37)	(0.38)	(0.40)	(0.42)
Distributions from capital gains	–		– (4)	(0.05)		–	–	–	–
Total distributions	(0.17)		(0.35)	(0.23)		(0.37)	(0.38)	(0.40)	(0.42)
Net asset value, end of period	$11.20		$11.01	$11.37		$11.53	$11.12	$11.18	$11.05
Total return(not reflecting sales charge)	3.27	%(2)	(0.04)%	0.54	%(2)	7.14%	3.05%	4.95%	13.74%
Ratios/supplemental data
Net assets, end of period (in millions)	$392		$385	$425		$419	$380	$400	$370
Ratio of expenses to average net assets	0.74	%(3)	0.73%	0.71	%(3)	0.74%	0.76%	0.72%	0.73%
Ratio of net investment income to
average net assets	3.02	%(3)	3.16%	3.08	%(3)	3.29%	3.55%	3.65%	4.02%
Portfolio turnover rate	4	%(2)	5%	3	%(2)	8%	15%	9%	15%
The expense and net investment income ratios without the effect of the contractual waiver of management fees were (note 3):
Ratio of expenses to average net assets	0.74	%(3)	0.74%	0.72	%(3)	0.75%	0.76%	–	–
Ratio of net investment income to
average net assets	3.02	%(3)	3.16%	3.07	%(3)	3.28%	3.55%	–	–
The expense ratios after giving effect to the contractual waiver of management fees and expense offset for uninvested cash balances were:
Ratio of expenses to average net assets	0.74	%(3)	0.73%	0.71	%(3)	0.74%	0.76%	0.72%	0.73%
__________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Amount represents less than $0.01.

†	Effective December 1, 2012, the Trust changed its fiscal year end from September 30 to March 31. The information presented is for the period October 1, 2012 to March 31, 2013.

Note:	On January 1, 2011, Kirkpatrick Pettis Capital Management became the Trust’s Investment Sub-Adviser, replacing FAF Advisors, Inc.

See accompanying notes to financial statements.

26 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C
	Six Months
	Ended		Year	Six Months
	9/30/14		Ended	Ended		Year Ended September 30,
	(unaudited)		3/31/14	3/31/13†		2012	2011	2010	2009
Net asset value, beggining of period	$11.00		$11.36	$11.52		$11.11	$11.17	$11.04	$10.10
Income (loss) from investment operations:
Net investment income(1)	0.12		0.25	0.13		0.27	0.29	0.30	0.33
Net gain (loss) on securities (both
realized and unrealized)	0.19		(0.36)	(0.11)		0.42	(0.06)	0.14	0.94
Total from investment operations	0.31		(0.11)	0.02		0.69	0.23	0.44	1.27
Less distributions (note 10):
Dividends from net investment income	(0.12)		(0.25)	(0.13)		(0.28)	(0.29)	(0.31)	(0.33)
Distributions from capital gains	–		– (4)	(0.05)		–	–	–	–
Total distributions	(0.12)		(0.25)	(0.18)		(0.28)	(0.29)	(0.31)	(0.33)
Net asset value, end of period	$11.19		$11.00	$11.36		$11.52	$11.11	$11.17	$11.04
Total return(not reflecting CDSC)	2.84	%(2)	(0.89)%	0.11	%(2)	6.24%	2.18%	4.07%	12.79%
Ratios/supplemental data
Net assets, end of period (in millions)	$31		$29	$39		$38	$27	$29	$22
Ratio of expenses to average net assets	1.59	%(3)	1.58%	1.56	%(3)	1.59%	1.61%	1.57%	1.58%
Ratio of net investment income to
average net assets	2.17	%(3)	2.31%	2.23	%(3)	2.42%	2.70%	2.78%	3.15%
Portfolio turnover rate	4	%(2)	5%	3	%(2)	8%	15%	9%	15%
The expense and net investment income ratios without the effect of the contractual waiver of management fees were (note 3):
Ratio of expenses to average net assets	1.59	%(3)	1.59%	1.57	%(3)	1.59%	1.61%	–	–
Ratio of net investment income to
average net assets	2.16	%(3)	2.31%	2.22	%(3)	2.42%	2.70%	–	–
The expense ratios after giving effect to the contractual waiver of management fees and expense offset for uninvested cash balances were:
Ratio of expenses to average net assets	1.59	%(3)	1.58%	1.56	%(3)	1.59%	1.61%	1.57%	1.58%
____________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Amount represents less than $0.01.

†	Effective December 1, 2012, the Trust changed its fiscal year end from September 30 to March 31. The information presented is for the period October 1, 2012 to March 31, 2013.

Note:	On January 1, 2011, Kirkpatrick Pettis Capital Management became the Trust’s Investment Sub-Adviser, replacing FAF Advisors, Inc.

See accompanying notes to financial statements.

27 | Aquila Tax-Free Trust of Oregon

AQUILA TAX-FREE TRUST OF OREGON
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class Y
	Six Months
	Ended		Year	Six Months
	9/30/14		Ended	Ended		Year Ended September 30,
	(unaudited)		3/31/14	3/31/13†		2012	2011	2010	2009
Net asset value, beggining of period	$11.00		$11.36	$11.52		$11.11	$11.18	$11.04	$10.10
Income (loss) from investment operations:
Net investment income(1)	0.18		0.36	0.18		0.39	0.40	0.42	0.44
Net gain (loss) on securities (both
realized and unrealized)	0.19		(0.36)	(0.11)		0.41	(0.07)	0.14	0.93
Total from investment operations	0.37		–	0.07		0.80	0.33	0.56	1.37
Less distributions (note 10):
Dividends from net investment income	(0.18)		(0.36)	(0.18)		(0.39)	(0.40)	(0.42)	(0.43)
Distributions from capital gains	–		– (4)	(0.05)		–	–	–	–
Total distributions	(0.18)		(0.36)	(0.23)		(0.39)	(0.40)	(0.42)	(0.43)
Net asset value, end of period	$11.19		$11.00	$11.36		$11.52	$11.11	$11.18	$11.04
Total return	3.35	%(2)	0.11%	0.61	%(2)	7.30%	3.11%	5.21%	13.92%
Ratios/supplemental data
Net assets, end of period (in millions)	$104		$87	$89		$84	$71	$95	$85
Ratio of expenses to average net assets	0.59	%(3)	0.58%	0.56	%(3)	0.59%	0.61%	0.57%	0.58%
Ratio of net investment income to
average net assets	3.17	%(3)	3.31%	3.23	%(3)	3.44%	3.70%	3.80%	4.16%
Portfolio turnover rate	4	%(2)	5%	3	%(2)	8%	15%	9%	15%
The expense and net investment income ratios without the effect of the contractual waiver of management fees were (note 3):
Ratio of expenses to average net assets	0.59	%(3)	0.59%	0.57	%(3)	0.60%	0.61%	–	–
Ratio of net investment income to
average net assets	3.16	%(3)	3.31%	3.22	%(3)	3.43%	3.70%	–	–
The expense ratios after giving effect to the contractual waiver of management fees and expense offset for uninvested cash balances were:
Ratio of expenses to average net assets	0.59	%(3)	0.58%	0.56	%(3)	0.59%	0.61%	0.57%	0.58%
_________________
(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.
(4)	Amount represents less than $0.01.

†	Effective December 1, 2012, the Trust changed its fiscal year end from September 30 to March 31. The information presented is for the period October 1, 2012 to March 31, 2013.

Note:	On January 1, 2011, Kirkpatrick Pettis Capital Management became the Trust’s Investment Sub-Adviser, replacing FAF Advisors, Inc.

See accompanying notes to financial statements.

28 | Aquila Tax-Free Trust of Oregon

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement and the Sub-Advisory Agreement

     Aquila Investment Management LLC (the “Manager”) serves as the investment adviser to the Trust pursuant to an Advisory and Administration Agreement (the “Advisory Agreement”). Davidson Fixed Income Management, Inc., doing business as Kirkpatrick Pettis Capital Management (the “Sub-Adviser”), serves as the sub-adviser to the Trust pursuant to a Sub-Advisory Agreement between the Manager and the Sub-Adviser (the “Sub-Advisory Agreement”). In order for the Manager and the Sub-Adviser to continue to serve in their respective roles, the Trustees of the Trust must determine annually whether to renew the Advisory Agreement and the Sub-Advisory Agreement for the Trust.

     In considering whether to approve the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees requested and obtained such information as they deemed reasonably necessary. Contract review materials were provided to the Trustees in August, 2014. The independent Trustees met telephonically in August, 2014 and in person in September, 2014 to review and discuss the contract review materials. The Trustees considered, among other things, information presented by the Manager and Sub-Adviser. They also considered information presented in a report prepared by an independent consultant with respect to the Trust’s fees, expenses and investment performance, which included comparisons of the Trust’s investment performance against peers and the Trust’s benchmark and comparisons of the advisory fee payable by the Trust under the Advisory Agreement against the advisory fees paid by the Trust’s peers, as well as information regarding the operating margins of certain investment advisory firms (the “Consultant’s Report”). In addition, the Trustees took into account the information related to the Trust provided to the Trustees at each regularly scheduled meeting. The Trustees considered the Advisory Agreement and the Sub-Advisory Agreement separately as well as in conjunction with each other to determine their combined effects on the Trust.

     At a meeting held in September, 2014, based on their evaluation of the information provided by the Manager, the Sub-Adviser and the independent consultant, the Trustees of the Trust, including the independent Trustees voting separately, unanimously approved the renewal of each of the Advisory Agreement and the Sub-Advisory Agreement until September 30, 2015. In considering the renewal of the Advisory Agreement and the Sub-Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the Advisory Agreement or the Sub-Advisory Agreement.

The nature, extent, and quality of the services provided by the Manager and the Sub-Adviser.

     The Trustees considered the nature, extent and quality of the services that had been provided by the Manager and the Sub-Adviser to the Trust, taking into account the investment objectives and strategies of the Trust. The Trustees reviewed the terms of the Advisory Agreement and the Sub-Advisory Agreement.

     The Manager has retained the Sub-Adviser to provide investment management of the Trust’s portfolio. The Trustees reviewed the Sub-Adviser’s investment approach for the Trust. The Trustees considered the personnel of the Sub-Adviser who provide investment management services to the Trust. The Trustees noted the extensive experience of the Sub-Adviser’s portfolio manager, Mr. Christopher Johns, and his comprehensive understanding regarding the economy of the State of Oregon and the securities in which the Trust invests, including those securities with less than the highest ratings from the rating agencies. The Trustees also noted the contributions of Mr. Timothy Iltz, Vice President of the Sub-Adviser and municipal bond credit analyst, to the Sub-Adviser’s investment analysis with respect to the Trust’s portfolio. The Trustees noted that, compared to other Oregon state-specific municipal bond-funds, the portfolio of the Trust generally was of higher quality, and that the Trust did not hold any securities subject to the alternative minimum tax. The Trustees also noted that the Trust did not own any Puerto Rico municipal bonds during the review period.

29 | Aquila Tax-Free Trust of Oregon

     The Trustees considered that the Manager supervised and monitored the performance of the Trust’s service providers (including the Sub-Adviser). The Manager has additionally provided all administrative services to the Trust and provided the Trust with personnel (including Trust officers) and other resources that are necessary for the Trust’s business management and operations.

     The Trustees considered that the Manager and the Sub-Adviser had provided all administrative and advisory services to the Trust that the Trustees deemed necessary or appropriate, including the specific services that the Trustees have determined are required for the Trust, given that it seeks to provide shareholders with as high a level of current income exempt from Oregon state and regular Federal income taxes as is consistent with preservation of capital. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by the Manager and the Sub-Adviser to the Trust were satisfactory and consistent with the terms of the Advisory Agreement and Sub-Advisory Agreement, as applicable.

The investment performance of the Trust.

     The Trustees reviewed the Trust’s performance and compared its performance to the performance of:

•
the funds in the Trust’s peer group (the “Peer Group”), as selected by the independent consultant (five municipal single-state intermediate and municipal single-state long funds, as classified by Morningstar, that are similar to the Trust in size and that charge a front-end sales charge);

•
the funds in the Trust’s product category for performance (the “Product Category for Performance”) (all funds in the Peer Group and, without duplication, all funds (and all classes) included in the Morningstar Single-State Intermediate Municipal Bond Funds category); and

•	the Trust’s benchmark index, the Barclays Capital Quality Intermediate Municipal Bond Index.

     The Trustees considered that the materials included in the Consultant’s Report indicated that the Trust’s average annual total return was higher than the average annual total return of the funds in the Peer Group for the one, three and ten year periods but lower than the average annual total return of the funds in the Peer Group for the five-year period ended June 30, 2014. The Trustees considered that the Trust’s average annual total return was higher than the average annual total return of the funds in the Product Category for Performance for the one, three, five and ten year periods ended June 30, 2014 and higher than the average annual return of the benchmark index for the one, three and five year periods ended June 30, 2014. The Trustees considered that, as reflected in the Consultant’s Report, the Trust delivered satisfactory results on a risk-adjusted basis for the three and five year periods ended June 30, 2014 (as evidenced by its Sharpe ratio) when compared to the funds in the Product Category for Performance.

30 | Aquila Tax-Free Trust of Oregon

     The Trustees discussed the Trust’s performance record with the Manager and the Sub-Adviser and considered the Manager’s and Sub-Adviser’s view that the Trust’s performance, as compared to the Peer Group, was explained in part by the Trust’s generally higher-quality portfolio and its current intermediate maturity structure. The Trustees noted that, unlike the Trust’s returns, the performance of the benchmark index did not reflect any fees or expenses.

     The Trustees considered these results to be consistent with the investment objectives of the Trust. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement and Sub-Advisory Agreement would be appropriate.

Advisory and Sub-Advisory Fees and Trust Expenses.

     The Trustees evaluated the fee payable under the Advisory Agreement. They noted that the Manager, and not the Trust, paid the Sub-Adviser under the Sub-Advisory Agreement. The Trustees evaluated both the fee under the Sub-Advisory Agreement and the portion of the advisory fee paid under the Advisory Agreement and retained by the Manager. The Trustees reviewed the Trust’s advisory fees and expenses and compared them to the advisory fee and expense data for:

•	the funds in the Peer Group (as defined above); and

•
the funds in the product category for expenses (the “Product Category for Expenses”) (Morningstar Single-State Intermediate Municipal Bond Funds and Morningstar Single State Long Municipal Bond Funds from states within which 4-7 mutual funds are operating, with similar operating expense structures).

     The Trustees considered that the Trust’s contractual advisory fee was lower than the average contractual advisory fee of the funds in the Peer Group (at the Trust’s current asset level) and lower than the asset-weighted average contractual advisory fee of the funds in the Product Category for Expenses (at various asset levels). They also noted that the Trust’s expenses were lower than the average actual expenses of the funds in both the Product Category for Expenses and the Peer Group.

     The Trustees reviewed management fees charged by each of the Manager and the Sub-Adviser to its other clients. It was noted that the Manager does not have any other clients except for other funds in the Aquila Group of Funds. The Trustees noted that, in most instances, the fee rates for those clients were comparable to the fees paid to the Manager by the Trust. With respect to the Sub-Adviser, the Trustees noted that the fee rates for its other clients were generally lower than the fees paid to the Sub-Adviser with respect to the Trust. In evaluating the fees associated with the client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Trust and those client accounts.

     The Trustees concluded that the advisory and sub-advisory fees were reasonable in relation to the nature and quality of the services provided to the Trust by the Manager and the Sub-Adviser.

31 | Aquila Tax-Free Trust of Oregon

Profitability.

     The Trustees received materials from each of the Manager and the Sub-Adviser and from the independent consultant related to profitability. The Manager provided information which showed the profitability to the Manager of its services to the Trust, as well as the profitability of Aquila Distributors, Inc. of distribution services provided to the Trust. The independent consultant provided publicly available data regarding the profitability of other asset managers in comparison to the overall profitability of the Manager.

     The Trustees considered the information provided by the Manager regarding the profitability of the Manager with respect to the advisory services provided by the Manager to the Trust, including the methodology used by the Manager in allocating certain of its costs to the services provided to the Trust. The Trustees also considered information regarding the profitability of the Manager provided to the Trustees by the independent consultant. The Trustees concluded that profitability to the Manager with respect to advisory services provided to the Trust was at the low end of the profitability data provided to the Trustees with respect to publicly traded asset managers and did not argue against approval of the fees to be paid under the Advisory Agreement.

     The Trustees also considered information provided by the Sub-Adviser regarding the profitability of the Sub-Adviser with respect to the sub-advisory services provided by the Sub-Adviser to the Trust. The Trustees concluded that the profitability of the Sub-Adviser with respect to sub-advisory services provided to the Trust did not argue against approval of the fees to be paid under the Sub-Advisory Agreement.

The extent to which economies of scale would be realized as the Trust grows.

     The Trust has in place breakpoints in the sub-advisory fee which would be realized as the Trust grows. Under the Sub-Advisory Agreement the Manager will compensate the Sub-Adviser at the annual rate of 0.18% on the Trust’s net assets up to $400 million; 0.16% on assets above that amount to $1 billion in net assets and 0.14% on net assets thereafter. In addition, the Manager has contractually agreed to waive fees to the extent necessary so that the annual rate payable under the Advisory Agreement shall be equivalent to 0.40% on the Trust’s net assets up to $400 million; 0.38% on assets above that amount to $1 billion in net assets and 0.36% on net assets thereafter. Accordingly, the Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Benefits derived or to be derived by the Manager and the Sub-Adviser and their affiliates from their relationships with the Trust.

     The Trustees observed that, as is generally true of most fund complexes, the Manager and Sub-Adviser and their affiliates, by providing services to a number of funds or other investment clients including the Trust, were able to spread costs as they would otherwise be unable to do. The Trustees noted that while that could produce efficiencies and increased profitability for the Manager and Sub-Adviser and their affiliates, it also makes their services available to the Trust at favorable levels of quality and cost which are more advantageous to the Trust than would otherwise have been possible.

32 | Aquila Tax-Free Trust of Oregon

Analysis of Expenses (unaudited)

     As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution (12b-1) and/or service fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on April 1, 2014 and held for the six months ended September 30, 2014.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During the Period”.

Six months ended September 30, 2014

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	3.27%	$1,000.00	$1,032.50	$3.77
Class C	2.84%	$1,000.00	$1,028.40	$8.08
Class Y	3.35%	$1,000.00	$1,033.50	$3.01

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable CDSC with respect to Class C shares. Total return is not annualized; as such, it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.74%, 1.59% and 0.59% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

33 | Aquila Tax-Free Trust of Oregon

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of CDSC with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended September 30, 2014

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.36	$3.75
Class C	5.00%	$1,000.00	$1,017.10	$8.04
Class Y	5.00%	$1,000.00	$1,022.11	$2.99

(1)
Expenses are equal to the annualized expense ratio of 0.74%, 1.59% and 0.59% for the Trust’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period)

34 | Aquila Tax-Free Trust of Oregon

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Trust’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Trust policies, the Manager publicly discloses the complete schedule of the Trust’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Trust’s portfolio holdings schedule for the most recently completed period by visiting the Trust’s website at www.aquilafunds.com. The Trust may also disclose other portfolio holdings as of a specified date (currently the Trust discloses its five largest holdings and/or sector holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Trust’s portfolio other than in your shareholder reports, please check our website at www. aquilafunds.com or call us at 1-800-437-1020.

     The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarter ends of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     During the 12 month period ended June 30, 2014, the Trust did not hold any portfolio securities for which the Trust was entitled to participate in proxy voting. Applicable regulations require us to inform you that the Trust’s proxy voting information is available on the SEC website at www.sec.gov.

Federal Tax Status of Distributions (unaudited)

     This information is presented in order to comply with a requirement of the Internal Revenue Code. No action on the part of shareholders is required.

     For the fiscal year ended March 31, 2014, $16,171,681 of dividends paid by Aquila Tax-Free Trust of Oregon, constituting 99.50% of total dividends paid, were exempt interest dividends; $81,826 of dividends paid, constituting 0.50% of total dividends paid, were capital gain distributions.

     Prior to February 15, 2015, shareholders will be mailed the appropriate tax form(s) which will contain information on the status of distributions paid for the 2014 calendar year.

35 | Aquila Tax-Free Trust of Oregon

Founders
Lacy B. Herrmann (1929-2012)
Aquila Management Corporation, Sponsor

Manager
AQUILA INVESTMENT MANAGEMENT LLC
120 West 45th Street, Suite 3600
New York, New York 10036

Investment Sub-Adviser
KIRKPATRICK PETTIS CAPITAL MANAGEMENT
2 Centerpointe Drive, Suite 500
Lake Oswego, Oregon 97035

Board of Trustees
     James A. Gardner, Chair
Diana P. Herrmann, Vice Chair
Gary C. Cornia
Edmund P. Jensen
John W. Mitchell
Ralph R. Shaw
Nancy Wilgenbusch

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President
and Secretary
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Christine L. Neimeth, Vice President
Randall S. Fillmore, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer
and Treasurer

Distributor
AQUILA DISTRIBUTORS, INC.
120 West 45th Street, Suite 3600
New York, New York 10036

Transfer and Shareholder Servicing Agent
     BNY MELLON
4400 Computer Drive
Westborough, Massachusetts 01581

Custodian
     JPMORGAN CHASE BANK, N.A.
14201 N. Dallas Parkway
Dallas, Texas 75254

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and  procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure  controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required  disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls  subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

THE CASCADES TRUST

By:	/s/ Diana P. Herrmann
Vice Chair, President and Trustee December 8, 2014

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer December 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee December 8, 2014

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer December 8, 2014

THE CASCADES TRUST

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.